Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 28.2%
Security	Shares	Value
Aerospace & Defense — 0.8%
General Dynamics Corp.	3,248	$ 663,177
L3Harris Technologies, Inc.	3,167	557,139
Lockheed Martin Corp.	1,108	491,963
MTU Aero Engines AG	3,097	716,440
Northrop Grumman Corp.	2,658	1,157,532
Raytheon Technologies Corp.	4,761	438,678
		$ 4,024,929
Automobile Components — 0.1%
JTEKT Corp.	41,800	$ 347,177
Koito Manufacturing Co., Ltd.	18,700	350,567
		$ 697,744
Automobiles — 0.5%
Mercedes-Benz Group AG	12,482	$ 933,074
Tesla, Inc.(1)	7,539	1,537,428
Toyota Motor Corp.	28,200	384,135
		$ 2,854,637
Banks — 0.5%
BNP Paribas S.A.	5,907	$ 343,423
Chiba Bank, Ltd. (The)	55,700	347,518
Citigroup, Inc.	6,361	281,920
Commonwealth Bank of Australia(2)	7,421	466,504
JPMorgan Chase & Co.	3,695	501,448
Wells Fargo & Co.	20,776	827,093
		$ 2,767,906
Beverages — 1.4%
Anheuser-Busch InBev S.A./NV	14,959	$ 797,987
Asahi Group Holdings, Ltd.	14,600	566,329
Brown-Forman Corp., Class B	5,709	352,645
Coca-Cola Co. (The)	20,317	1,212,112
Diageo PLC	14,143	587,960
Heineken NV	9,255	936,406
Kirin Holdings Co., Ltd.	55,100	822,370
PepsiCo, Inc.	5,334	972,655
Pernod Ricard S.A.	5,035	1,090,676
		$ 7,339,140
Biotechnology — 0.6%
AbbVie, Inc.	10,899	$ 1,503,626
Security	Shares	Value
Biotechnology (continued)
Amgen, Inc.	1,757	$ 387,682
Gilead Sciences, Inc.	8,927	686,843
Vertex Pharmaceuticals, Inc.(1)	1,349	436,496
		$ 3,014,647
Broadline Retail — 0.6%
Amazon.com, Inc.(1)	26,893	$ 3,242,758
		$ 3,242,758
Building Products — 0.1%
Daikin Industries, Ltd.	3,700	$ 702,107
		$ 702,107
Capital Markets — 0.2%
CME Group, Inc.	2,642	$ 472,258
Partners Group Holding AG	840	759,391
		$ 1,231,649
Chemicals — 0.7%
EMS-Chemie Holding AG	830	$ 643,503
Givaudan S.A.	200	659,196
Kaneka Corp.	13,400	358,477
Linde PLC	2,585	914,211
NOF Corp.	7,600	323,101
Sika AG	2,434	665,994
		$ 3,564,482
Construction & Engineering — 0.2%
COMSYS Holdings Corp.	24,400	$ 473,310
Eiffage S.A.	4,734	505,557
Taisei Corp.	10,300	327,287
		$ 1,306,154
Consumer Finance — 0.1%
AEON Financial Service Co., Ltd.	40,100	$ 341,720
		$ 341,720
Consumer Staples Distribution & Retail — 1.3%
Aeon Co., Ltd.	36,500	$ 721,883
Alimentation Couche-Tard, Inc.	11,402	552,083
Cosmos Pharmaceutical Corp.(2)	3,600	342,072
Costco Wholesale Corp.	2,078	1,063,022
Kroger Co. (The)	7,421	336,394
SAN-A Co., Ltd.	14,700	475,295
Seven & i Holdings Co., Ltd.	8,400	351,642

Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Sugi Holdings Co., Ltd.	8,500	$ 352,748
Sysco Corp.	9,153	640,252
Walmart, Inc.	6,925	1,017,075
Weis Markets, Inc.	4,890	291,151
Yaoko Co., Ltd.	16,300	809,701
		$ 6,953,318
Electric Utilities — 0.8%
American Electric Power Co., Inc.	4,378	$ 363,899
Enel SpA	180,039	1,133,166
Exelon Corp.	7,734	306,653
Hydro One, Ltd.(3)	34,567	985,191
Iberdrola S.A.	28,270	345,228
NextEra Energy, Inc.	10,143	745,105
Southern Co. (The)	6,397	446,191
		$ 4,325,433
Electrical Equipment — 0.2%
Eaton Corp. PLC	5,895	$ 1,036,930
		$ 1,036,930
Electronic Equipment, Instruments & Components — 0.3%
Azbil Corp.	12,700	$ 400,932
Hexagon AB, Class B	32,299	375,227
Keyence Corp.	1,500	727,167
		$ 1,503,326
Entertainment — 0.2%
Activision Blizzard, Inc.(1)	4,841	$ 388,248
CTS Eventim AG & Co. KGaA	8,010	540,218
		$ 928,466
Financial Services — 0.2%
Mastercard, Inc., Class A	955	$ 348,594
ORIX Corp.	21,100	358,663
Visa, Inc., Class A	1,751	387,024
		$ 1,094,281
Food Products — 1.8%
Archer-Daniels-Midland Co.	8,728	$ 616,633
Barry Callebaut AG	445	900,655
Chocoladefabriken Lindt & Spruengli AG	6	726,097
Danone S.A.	15,793	934,770
Ezaki Glico Co., Ltd.	28,000	739,604
House Foods Group, Inc.	35,400	831,035
Kagome Co., Ltd.	14,100	331,217
Security	Shares	Value
Food Products (continued)
Kerry Group PLC, Class A	8,381	$ 817,442
Kewpie Corp.(2)	42,100	671,647
MEIJI Holdings Co., Ltd.	22,800	511,623
Mondelez International, Inc., Class A	6,229	457,271
Nestle S.A.	10,874	1,288,963
Saputo, Inc.	23,295	602,667
		$ 9,429,624
Gas Utilities — 0.1%
Atmos Energy Corp.	6,601	$ 760,963
		$ 760,963
Ground Transportation — 0.1%
Central Japan Railway Co.	2,900	$ 352,724
TFI International, Inc.	3,458	364,268
		$ 716,992
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	5,567	$ 567,834
Becton, Dickinson and Co.	2,823	682,489
Boston Scientific Corp.(1)	8,954	460,952
Edwards Lifesciences Corp.(1)	4,715	397,144
EssilorLuxottica S.A.	4,441	804,279
Hoya Corp.	5,400	677,002
Intuitive Surgical, Inc.(1)	1,642	505,473
Medtronic PLC	16,044	1,327,801
Sonova Holding AG	2,512	645,146
Stryker Corp.	3,303	910,241
		$ 6,978,361
Health Care Providers & Services — 1.5%
AmerisourceBergen Corp.	4,523	$ 769,588
Cardinal Health, Inc.	11,294	929,496
Cigna Group (The)	2,086	516,097
CVS Health Corp.	4,689	318,993
Elevance Health, Inc.	1,042	466,628
Fresenius SE & Co. KGaA	25,274	693,066
HCA Healthcare, Inc.	3,509	927,043
Humana, Inc.	1,365	685,053
Laboratory Corp. of America Holdings	2,137	454,177
McKesson Corp.	1,919	750,022
Quest Diagnostics, Inc.	3,828	507,784
UnitedHealth Group, Inc.	2,320	1,130,397
		$ 8,148,344

Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 0.1%
Sony Group Corp.	7,600	$ 712,731
		$ 712,731
Household Products — 0.9%
Clorox Co. (The)	5,728	$ 906,055
Colgate-Palmolive Co.	11,122	827,254
Kimberly-Clark Corp.	4,432	595,129
Procter & Gamble Co. (The)	12,142	1,730,235
Reckitt Benckiser Group PLC	3,105	241,450
WD-40 Co.(2)	1,956	370,955
		$ 4,671,078
Industrial Conglomerates — 0.2%
Siemens AG	2,117	$ 348,379
Smiths Group PLC	32,780	655,884
		$ 1,004,263
Industrial REITs — 0.2%
ProLogis, Inc.	6,250	$ 778,437
		$ 778,437
Insurance — 0.5%
AIA Group, Ltd.	35,800	$ 344,152
Allianz SE	1,970	421,873
Muenchener Rueckversicherungs-Gesellschaft AG	2,414	863,469
Swiss Life Holding AG	1,249	722,634
Tokio Marine Holdings, Inc.	17,800	398,485
		$ 2,750,613
Interactive Media & Services — 1.1%
Alphabet, Inc., Class A(1)	18,607	$ 2,286,242
Alphabet, Inc., Class C(1)	15,655	1,931,357
Meta Platforms, Inc., Class A(1)	6,462	1,710,621
		$ 5,928,220
IT Services — 0.2%
Bechtle AG	12,482	$ 491,173
Otsuka Corp.	9,600	361,567
		$ 852,740
Life Sciences Tools & Services — 0.5%
Bachem Holding AG(2)	3,520	$ 370,672
Danaher Corp.	3,285	754,301
Security	Shares	Value
Life Sciences Tools & Services (continued)
Lonza Group AG	1,319	$ 827,284
Thermo Fisher Scientific, Inc.	1,287	654,388
		$ 2,606,645
Machinery — 0.3%
Daifuku Co., Ltd.	19,200	$ 387,910
Deere & Co.	1,150	397,877
Interroll Holding AG	106	344,875
Rational AG	698	469,116
		$ 1,599,778
Multi-Utilities — 0.7%
Ameren Corp.	6,090	$ 493,716
Consolidated Edison, Inc.	11,787	1,099,727
Dominion Energy, Inc.	11,454	575,907
DTE Energy Co.	4,301	462,788
National Grid PLC	29,419	405,311
Public Service Enterprise Group, Inc.	6,248	373,318
Sempra Energy	2,376	341,027
		$ 3,751,794
Oil, Gas & Consumable Fuels — 0.5%
Chevron Corp.	5,677	$ 855,070
Exxon Mobil Corp.	13,674	1,397,209
Shell PLC	19,421	533,941
		$ 2,786,220
Paper and Forest Products — 0.1%
Mondi PLC	40,460	$ 627,206
		$ 627,206
Personal Care Products — 0.5%
Beiersdorf AG	8,756	$ 1,117,350
Kao Corp.	16,900	588,943
L'Oreal S.A.	1,302	557,446
Unilever PLC	6,607	330,581
		$ 2,594,320
Pharmaceuticals — 2.7%
Astellas Pharma, Inc.	40,100	$ 634,468
AstraZeneca PLC	7,903	1,151,076
Bayer AG	14,353	801,045
Bristol-Myers Squibb Co.	12,765	822,577
Daiichi Sankyo Co., Ltd.	29,400	956,064
Eli Lilly & Co.	3,549	1,524,153
GSK PLC	43,636	732,396

Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson	6,413	$ 994,400
Merck & Co., Inc.	9,391	1,036,860
Merck KGaA	4,503	786,503
Novartis AG	14,498	1,389,586
Novo Nordisk A/S, Class B	2,188	352,117
Pfizer, Inc.	19,304	733,938
Roche Holding AG PC	3,144	1,001,392
Sanofi(2)	4,338	442,593
Takeda Pharmaceutical Co., Ltd.	13,700	436,017
Zoetis, Inc.	4,313	703,062
		$ 14,498,247
Real Estate Management & Development — 0.5%
Daiwa House Industry Co., Ltd.	41,900	$ 1,092,711
Hulic Co., Ltd.(2)	46,800	389,890
LEG Immobilien SE(1)	12,910	672,379
Mitsubishi Estate Co., Ltd.	22,900	262,247
		$ 2,417,227
Retail REITs — 0.1%
Realty Income Corp.	11,074	$ 658,239
		$ 658,239
Semiconductors & Semiconductor Equipment — 0.8%
ASML Holding NV	1,735	$ 1,254,971
NVIDIA Corp.	7,548	2,855,711
		$ 4,110,682
Software — 1.5%
Microsoft Corp.	21,671	$ 7,116,540
Nemetschek SE	10,066	790,043
		$ 7,906,583
Specialized REITs — 0.4%
American Tower Corp.	3,415	$ 629,863
Crown Castle, Inc.	5,491	621,636
Equinix, Inc.	1,097	817,868
		$ 2,069,367
Specialty Retail — 0.3%
Home Depot, Inc. (The)	2,565	$ 727,049
Industria de Diseno Textil S.A.	24,413	816,756
		$ 1,543,805
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	49,223	$ 8,724,777
		$ 8,724,777
Textiles, Apparel & Luxury Goods — 0.1%
adidas AG	4,485	$ 729,184
		$ 729,184
Tobacco — 0.4%
British American Tobacco PLC	20,070	$ 635,307
Imperial Brands PLC	21,298	448,982
Japan Tobacco, Inc.	18,200	396,842
Philip Morris International, Inc.	4,852	436,729
		$ 1,917,860
Trading Companies & Distributors — 0.3%
Brenntag SE	9,349	$ 735,231
ITOCHU Corp.	12,300	415,223
Mitsubishi Corp.	11,200	447,776
		$ 1,598,230
Water Utilities — 0.1%
Severn Trent PLC	9,320	$ 321,975
		$ 321,975
Total Common Stocks (identified cost $117,496,756)		$150,124,132

Exchange-Traded Funds — 26.7%
Security	Shares	Value
Equity Funds — 4.2%
iShares MSCI China ETF	396,582	$ 17,148,206
iShares MSCI South Korea ETF	41,800	2,624,204
iShares MSCI Taiwan ETF	56,700	2,619,540
		$ 22,391,950
Fixed Income Funds — 22.5%
iShares MBS ETF	763,321	$ 71,736,907
WisdomTree Floating Rate Treasury Fund	950,987	47,863,176
		$119,600,083
Total Exchange-Traded Funds (identified cost $150,401,207)		$141,992,033

Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 37.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 5/15/40	$2,189	$ 1,424,436
1.125%, 8/15/40	30,048	19,381,224
1.375%, 11/15/40	31,282	20,998,043
1.75%, 8/15/41	21,998	15,529,360
1.875%, 2/15/41	33,780	24,641,659
2.00%, 11/15/41	15,424	11,346,273
2.25%, 5/15/41	32,109	24,856,564
2.75%, 8/15/42	18,085	15,007,807
3.375%, 8/15/42	6,817	6,231,613
3.875%, 8/15/40	11,023	11,039,478
4.00%, 11/15/42	9,983	9,992,259
4.375%, 11/15/39	8,790	9,394,228
4.50%, 5/15/38	3,450	3,751,066
U.S. Treasury Notes:
0.25%, 6/15/24	2,989	2,841,752
0.25%, 8/31/25	2,014	1,841,212
0.625%, 10/15/24	3,780	3,570,074
0.875%, 1/31/24	2,328	2,261,441
1.00%, 12/15/24	1,856	1,753,804
1.50%, 11/30/24	3,917	3,735,111
1.50%, 2/15/25	2,256	2,141,800
2.50%, 4/30/24	2,023	1,973,010
3.875%, 1/15/26	1,905	1,891,369
4.00%, 12/15/25	2,142	2,133,758
4.50%, 11/15/25	3,256	3,277,283
Total U.S. Treasury Obligations (identified cost $215,658,490)		$201,014,624

Short-Term Investments — 7.5%
Affiliated Fund — 7.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.00%(4)	38,912,430	$ 38,912,430
Total Affiliated Fund (identified cost $38,912,430)		$ 38,912,430

Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(5)	1,167,060	$ 1,167,060
Total Securities Lending Collateral (identified cost $1,167,060)		$ 1,167,060
Total Short-Term Investments (identified cost $40,079,490)		$ 40,079,490
Total Investments — 100.1% (identified cost $523,635,943)		$533,210,279
Other Assets, Less Liabilities — (0.1)%		$ (419,000)
Net Assets — 100.0%		$532,791,279
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at May 31, 2023. The aggregate market value of securities on loan at May 31, 2023 was $1,886,643 and the total market value of the collateral received by the Fund was $1,999,305, comprised of cash of $1,167,060 and U.S. government and/or agencies securities of $832,245.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2023, the aggregate value of these securities is $985,191 or 0.2% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2023.
(5)	Represents investment of cash collateral received in connection with securities lending.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	61.0%	$325,275,199
Japan	4.0	21,479,927
Germany	2.1	11,108,543
Switzerland	2.1	10,945,388
United Kingdom	1.2	6,672,069
France	0.9	4,678,744
Canada	0.5	2,504,209
Netherlands	0.4	2,191,377
Ireland	0.3	1,731,653
Spain	0.2	1,161,984
Italy	0.2	1,133,166
Belgium	0.1	797,987
Australia	0.1	466,504
Sweden	0.1	375,227
Denmark	0.1	352,117
Hong Kong	0.1	344,152
Exchange-Traded Funds	26.7	141,992,033
Total Investments	100.1%	$533,210,279
Abbreviations:
PC	– Participation Certificate
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at May 31, 2023.
Affiliated Investments
At May 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $38,912,430, which represents 7.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$31,573,762	$173,902,462	$(166,563,794)	$ —	$ —	$38,912,430	$845,375	38,912,430
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Richard Bernstein All Asset Strategy Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 6,316,468	$ 540,218	$ —	$ 6,856,686
Consumer Discretionary	5,507,235	4,273,624	—	9,780,859
Consumer Staples	12,980,317	19,925,023	—	32,905,340
Energy	2,252,279	533,941	—	2,786,220
Financials	2,818,337	5,367,832	—	8,186,169
Health Care	22,545,538	12,700,706	—	35,246,244
Industrials	5,107,564	6,881,819	—	11,989,383
Information Technology	18,697,028	4,401,080	—	23,098,108
Materials	914,211	3,277,477	—	4,191,688
Real Estate	3,506,043	2,417,227	—	5,923,270
Utilities	6,954,485	2,205,680	—	9,160,165
Total Common Stocks	$ 87,599,505	$62,524,627*	$ —	$150,124,132
Exchange-Traded Funds	$141,992,033	$ —	$ —	$141,992,033
U.S. Treasury Obligations	—	201,014,624	—	201,014,624
Short-Term Investments:
Affiliated Fund	38,912,430	—	—	38,912,430
Securities Lending Collateral	1,167,060	—	—	1,167,060
Total Investments	$269,671,028	$263,539,251	$ —	$533,210,279
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.